Asset Retirement Obligation (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation.
Beginning balance	¥ 298,994	¥ 191,192
Liabilities incurred	2,150	114,946
Liabilities settled	(14,639)	(9,316)
Accretion expense	24,424	2,172
Ending balance	310,929	298,994
Asset retirement obligation, current		2,593
Asset retirement obligations, noncurrent	¥ 310,929	¥ 296,401